Document and Entity Information	Feb. 12, 2026
Cover [Abstract]
Entity Registrant Name	EASTMAN KODAK COMPANY
Entity Incorporation State Country Code	NJ
Amendment Flag	false
Entity Central Index Key	0000031235
Document Type	8-K
Document Period End Date	Feb. 12, 2026
Entity File Number	1-87
Entity Tax Identification Number	16-0417150
Entity Address, Address Line One	343 State Street
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14650
City Area Code	800
Local Phone Number	356-3259
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	KODK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false